Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances

17. RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group because they are affiliates of the Group under the common control of the Group’s major shareholder. The related parties only act as service providers and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group

Lishan Property (Suzhou) Co., Ltd. (“Suzhou Property”)	Commercial leasing business	Controlled by Qi Ji

Ctrip.com International, Ltd. (“Ctrip.com”)	Online travel services provider	Qi Ji is a director

UBOX International Holdings Co Limited (“UBOX”)	Merchandize trader	Qi Ji is a director

In August 2011, Mr. Qi Ji sold all the ownership interests in Powerhill to third parties and since then Powerhill and its wholly owned subsidiary Suzhou Property has been no longer related party to the Group.

(a) Related party balances

Amounts due to related parties were comprised of commissions payable to Ctrip for reservation services. The amounts due to related parties were interest free and payable upon demand.

	At December 31,
	2011	2012
Ctrip.com	1,030	801

(b) Related party transactions

During the years ended December 31, 2010, 2011 and 2012, related party transactions consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Rental expense — Suzhou Property	3,640	2,275	—
Commission expenses — Ctrip.com	9,458	7,962	10,945

In March 2010, the Group issued 7,202,482 ordinary shares at the price equal to the IPO price per ordinary share for the total proceeds of RMB150,572 (US$22,058) to Ctrip.com.

In May 2012, the Group acquired a 51% equity interest of Starway Hotels (Hong Kong) Limited from C-Travel International Limited, a wholly-owned subsidiary of Ctrip. The acquisition price was RMB17,292 in cash.

In December 2012, the Group purchased convertible promissory note of RMB8,074 (US$1,284) from UBOX.